Income Taxes	12 Months Ended
Dec. 31, 2021
Income tax expense (benefit) [Abstract]
Income Taxes
41.	Income Taxes

(1)	Income tax expense (benefit) for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019	2020	2021
		In millions of won
Current income tax expense
Payment of income tax	￦	538,223	671,179	357,767
Adjustment in respect of prior years due to change in estimate		(176,441)	(63,756)	153,113
Current income tax directly recognized in equity		(53,302)	51,486	(198,714)

		308,480	658,909	312,166

Deferred tax expense (benefit)
Generation and realization of temporary differences		(636,984)	(77,985)	(489,411)
Changes of unrecognized tax losses, tax credit and temporary differences for prior periods		(22,469)	(10,471)	(43,653)
Changes in deferred tax on tax losses carryforwards		(582,011)	296,070	(1,641,823)
Tax credit carryforwards		(71,306)	32,541	(12,199)
Amount due to change in tax rate or regulations		1,987	—	18,931

		(1,310,783)	240,155	(2,168,155)

Income tax expense (benefit)	￦	(1,002,303)	899,064	(1,855,989)

(2)
Reconciliation between actual income tax expense (benefit) and amount computed by applying the statutory tax rate to profit (loss) before income taxes for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019	2020	2021
		In millions of won
Profit (loss) before income tax	￦	(3,265,838)	2,991,533	(7,085,214)

Income tax expense (benefit) computed at applicable tax rate(*1)		(898,105)	822,672	(1,948,434)
Adjustments
Effect of applying gradual tax rate		10,362	(10,362)	(10,362)
Effect of non-taxable income		(9,990)	(13,593)	(4,983)
Effect of non-deductible expenses		12,197	46,776	78,814
Effect of tax losses that are not recognized as deferred tax asset		57,490	—	1,351
Effects of tax credits and deduction		(76,983)	(63,753)	(43,931)
Reversal of unrecognized deferred tax asset, net		(22,469)	(10,471)	(43,641)
Effect of change in deferred tax due to change in tax rate		16,848	(17,590)	18,931
Deduction of deferred tax assets		—	55,682	73,887
Deferred tax related to investments in subsidiaries, associates and joint ventures		147,598	102,137	(135,878)
Others, net		(62,810)	51,322	5,144

		72,243	140,148	(60,668)
Adjustment in respect of prior years due to change in estimate		(176,441)	(63,756)	153,113

Income tax expense (benefit)	￦	(1,002,303)	899,064	(1,855,989)

Effective tax rate		(*2)	30.05%	(*2)

(*1)	Applicable tax rate is 27.5% as of December 31, 2019, 2020 and 2021.

(*2)	The effective tax rate for the year ended December 31, 2019 and 2021 is not calculated due to income tax benefit and the effective tax rate for the year ended December 31, 2020 is 30.05%.

(3)	Income tax directly adjusted to equity (except for accumulated other comprehensive income (loss)) for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019	2020	2021
		In millions of won
Dividends of hybrid bond and others	￦	3,432	4,273	4,736

(4)	Income tax recognized as other comprehensive income (loss) for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019	2020	2021
		In millions of won
Income tax recognized as other comprehensive income (loss)
Gain (loss) on valuation of financial assets at fair value through other comprehensive income	￦	(4,217)	19,447	(9,753)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		(15,642)	(47,231)	24,220
Remeasurement of defined benefit liability		(40,235)	14,971	(126,890)
Investments in associates		4,275	35,714	(53,672)
Others		(914)	24,312	(37,355)

	￦	(56,733)	47,213	(203,450)

(5)	Changes in deferred tax assets (liabilities) recognized in the consolidated statements of financial position for the years ended December 31, 2020 and 2021 are as follows, continued:

		2020
		Beginning balance	Amounts recognized in profit or loss	Amount recognized in other comprehensive income (loss)	Amounts recognized directly in equity	Ending balance
		In millions of won
Deferred tax on temporary differences
Employee benefits	￦	648,847	14,566	26,374	—	689,787
Cash flow hedge		(999)	63,817	(47,231)	—	15,587
Investments in subsidiaries, associates and joint ventures		(8,665,727)	(38,002)	35,714	—	(8,668,015)
Property, plant and equipment		(7,115,218)	(598,231)	—	—	(7,713,449)
Finance lease		(160,443)	(50,977)	—	—	(211,420)
Intangible assets		(55,906)	24,740	—	—	(31,166)
Financial assets at fair value through profit or loss		341	(328)	—	—	13
Financial assets at fair value through other comprehensive income		18,245	258	19,447	—	37,950
Deferred revenue		213,003	(13,302)	—	—	199,701
Provisions		5,456,919	459,884	—	—	5,916,803
Doubtful receivables		59	(59)	—	—	—
Other finance liabilities		39,364	(13,238)	—	4,273	30,399
Gains or losses on foreign exchange translation		57,961	(69,596)	—	—	(11,635)
Allowance for doubtful accounts		57,607	(1,478)	—	—	56,129
Accrued income		(4,376)	13,320	—	—	8,944
Special deduction for property, plant and equipment		(215,373)	(10,978)	—	—	(226,351)
Others		1,342,716	150,326	12,909	—	1,505,951

		(8,382,980)	(69,278)	47,213	4,273	(8,400,772)

Deferred tax on unused tax losses and tax credit
Unused tax losses		1,111,813	(218,739)	—	—	893,074
Excess of donation limit		36,695	(1,514)	—	—	35,181
Tax credit		107,526	(2,110)	—	—	105,416

		1,256,034	(222,363)	—	—	1,033,671

	￦	(7,126,946)	(291,641)	47,213	4,273	(7,367,101)

		2021
		Beginning balance	Amounts recognized in profit or loss	Amount recognized in other comprehensive income (loss)	Amounts recognized directly in equity	Ending balance
		In millions of won
Deferred tax on temporary differences
Employee benefits	￦	689,787	(4,514)	(126,890)	—	558,383
Cash flow hedge		15,587	(90,217)	24,220	463	(49,947)
Investments in subsidiaries, associates and joint ventures		(8,668,015)	367	(53,672)	—	(8,721,320)
Property, plant and equipment		(7,713,449)	282,988	—	—	(7,430,461)
Finance lease		(211,420)	(204,138)	—	—	(415,558)
Intangible assets		(31,166)	(315)	—	—	(31,481)
Financial assets at fair value through profit or loss		13	(1)	—	—	12
Financial assets at fair value through other comprehensive income		37,950	(816)	(9,753)	—	27,381
Deferred revenue		199,701	(13,310)	—	—	186,391
Provisions		5,916,803	577,511	—	—	6,494,314
Doubtful receivables		—	801	—	—	801
Other finance liabilities		30,399	(3,262)	—	4,273	31,410
Gains or losses on foreign exchange translation		(11,635)	103,046	—	—	91,411
Allowance for doubtful accounts		56,129	8,135	—	—	64,264
Accrued income		8,944	1,058	—	—	10,002
Special deduction for property, plant and equipment		(226,351)	2,224	—	—	(224,127)
Others		1,505,951	(22,769)	(37,355)	—	1,445,827

		(8,400,772)	636,788	(203,450)	4,736	(7,962,698)

Deferred tax on unused tax losses and tax credit
Unused tax losses		893,074	1,666,803	—	—	2,559,877
Excess of donation limit		35,181	34,004	—	—	69,185
Tax credit		105,416	29,274	—	—	134,690

		1,033,671	1,730,081	—	—	2,763,752

	￦	(7,367,101)	2,366,869	(203,450)	4,736	(5,198,946)

(6)	Deferred tax assets (liabilities) recognized in the consolidated statements of financial position as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Deferred tax assets	￦	1,733,146	1,901,992
Deferred tax liabilities		(9,100,247)	(7,100,938)

	￦	(7,367,101)	(5,198,946)

(7)	Details of deductible temporary differences, tax losses and unused tax credits for which no deferred tax assets were recognized as of December 31, 2020 and 2021 are as follows:

		2020	2021
		In millions of won
Deductible temporary differences	￦	1,405,621	1,539,980